SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details - Earnings per share) - shares	9 Months Ended
	Jul. 31, 2026	Jul. 31, 2025
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	1,930,435	284,461
Equity Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	339,673	284,461
Convertible Notes Payable [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	490,573	0
Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	1,100,189	0